Pay vs Performance Disclosure - USD ($)		3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended						20 Months Ended
		Mar. 31, 2024	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Mar. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Summary Compensation Table Total for PEO(1)			Compensation Actually Paid to PEO(2)(3)			Average Summary Compensation	Average Compensation		Value of Initial Fixed $100 Investment Based On:
Year	William Gallagher	Edward T. Hightower	David A. Ninivaggi	William Gallagher	Edward T. Hightower	David A. Ninivaggi	Table Total for Non-PEO NEOs(3)	Actually Paid to Non-PEO NEOs(2)(3)		Total Shareholder Return(4)	Net Income (Loss)
2024	$564,167	$1,136,177	-	$564,167	$1,150,710	-	$757,996	$778,871		$56.71	$(8.136) million
2023	-	$674,783	-	-	$(1,099,427)	-	$646,919	$(219,583)	$	N/A	$(343.066) million
2022	-	$3,707,660	$2,152,998	-	$880,060	$(293,699)	$2,341,969	$1,223,082	$	N/A	$(282.404) million

Named Executive Officers, Footnote [Text Block]
(1)	Mr. Ninivaggi served as the Company’s PEO until July 2022, following which Mr. Hightower served as the Company’s PEO until March 2024, following which Mr. Gallagher served as the Company’s PEO for the remainder of 2024.

Adjustment To PEO Compensation, Footnote [Text Block]

The following table reconciles the PEO Summary Compensation Table totals to Compensation Actually Paid for the periods indicated:

Name and Principal Position	Year	Salary	Bonus and Non-Equity Incentive Plan Compensation	Equity Compensation	All Other Compensation	Summary Compensation Table Total	Deduction of Grant Date Fair Value of Equity Compensation from Summary Compensation Table Total(1)	(Deductions) or Additions to Summary Compensation Table Total for Equity Compensation Values(2)	Compensation Actually Paid
William Gallagher	2024	$-	$-	$-	$564,167	$564,167	$-	$-	$564,167
Edward T. Hightower	2024	$155,192	$-	$-	$980,985	$1,136,177	$-	$14,533	$1,150,710
	2023	$674,573	$-	$-	$210	$674,783	$-	$(1,774,210)	$(1,099,427)
	2022	$646,154	$602,946	$2,457,720	$840	$3,707,660	$(2,457,720)	$(369,880)	$880,060
David A. Ninivaggi	2022	$590,481	$627,832	$921,645	$13,040	$2,152,998	$(921,645)	$(1,525,052)	$(293,699)

(1)	Represents the grant date fair value of equity-based awards granted each year.

(2)	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The deductions and additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.

Non-PEO NEO Average Total Compensation Amount	[1]					$ 757,996		$ 646,919		$ 2,341,969
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]					$ 778,871		(219,583)		1,223,082
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table reconciles the Average Non-PEO NEO Summary Compensation Table totals to Compensation Actually Paid for the periods indicated:

Year	Average Salary	Average Bonus and Non-Equity Incentive Plan Compensation	Average Equity Compensation	Average All Other Compensation	Average Summary Compensation Table Total	Average Deductions of Grant Date Fair Value of Equity Compensation from Summary Compensation Table Total(1)	Average Additions to Summary Compensation Table Total for Equity Compensation Values(2)	Average Compensation Actually Paid
2024	$136,875	$-	$-	$621,121	$757,996	$-	$20,876	$778,871
2023	$454,022	$-	$-	192,897	$646,919	$-	$(866,502)	$(219,583)
2022	$441,346	$327,883	$1,533,966	$18,774	$2,341,969	$(1,553,966)	$435,079	$1,223,082

(1)	Represents the average grant date fair value of equity-based awards granted each year.

(2)	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.

Equity Valuation Assumption Difference, Footnote [Text Block]

The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Name and Principal Position	Year	Addition of Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested at Fiscal Year End(1)	Additions of Fair Value, as of the Vesting Date, of Awards that were Granted and Vested in the Same Year	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Deductions: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions	Equity Value Included in Compensation Actually Paid
William Gallagher	2024	—	—	—	—	—	—
Edward T. Hightower	2024	—	—	—	$38,533	$(24,000)	$14,533
	2023	—	$(1,774,210)	—	—	—	$(1,774,210)
	2022	$907,843	$(952,667)	—	$(325,056)	—	$(369,880)
Daniel A. Ninivaggi	2022	$340,441	$(1,507,952)	—	$(357,541)	—	$(1,525,052)

The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Year	Addition of Average Fair Value of Current Year Equity Awards at Fiscal Year End	(Deductions) Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End	Additions of Average Fair Value, as of the Vesting Date, of Awards that were Granted and Vested in the Same Year	Additions (Deductions) for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Deductions: Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions	Average Equity Value Included in Compensation Actually Paid
2024	—	—	—	$25,376	$(4,500)	$20,876
2023	—	$(865,931)	—	(571)	—	$(866,502)
2022	$526,819	$(233,759)	$213,107	$(71,087)	—	$435,079

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[3]					$ 56.71
Net Income (Loss) Attributable to Parent						(8,136,000)		(343,066,000.000)		(282,404,000)
PEO Name				Mr. Ninivaggi	Mr. Gallagher							Mr. Hightower
William Gallagher [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 564,167	564,167	[4]		[4]		[4]
PEO Actually Paid Compensation Amount					564,167	564,167	[1],[2]		[1],[2]		[1],[2]
William Gallagher [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					564,167
William Gallagher [Member] | Deduction of Grant Date Fair Value of Equity Compensation From Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
William Gallagher [Member] | Deductions or Additions to Summary Compensation Table Total for Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
William Gallagher [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Deductions Additions for Change in Value of Prior Years Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Additions of Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Additions Deductions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
William Gallagher [Member] | Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,136,177	$ 3,707,660			1,136,177	[4]	674,783	[4]	3,707,660	[4]
PEO Actually Paid Compensation Amount		1,150,710	880,060			1,150,710	[1],[2]	(1,099,427)	[1],[2]	880,060	[1],[2]
Edward T. Hightower [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		155,192	646,154					674,573
Edward T. Hightower [Member] | Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			602,946
Edward T. Hightower [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,457,720
Edward T. Hightower [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		980,985	840					210
Edward T. Hightower [Member] | Deduction of Grant Date Fair Value of Equity Compensation From Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		(2,457,720)
Edward T. Hightower [Member] | Deductions or Additions to Summary Compensation Table Total for Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	14,533	(369,880)					(1,774,210)
Edward T. Hightower [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			907,843
Edward T. Hightower [Member] | Deductions Additions for Change in Value of Prior Years Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(952,667)					(1,774,210)
Edward T. Hightower [Member] | Additions of Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Edward T. Hightower [Member] | Additions Deductions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		38,533	(325,056)
Edward T. Hightower [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(24,000)
Edward T. Hightower [Member] | Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 14,533	$ (369,880)					(1,774,210)
David A. Ninivaggi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 2,152,998			[4]		[4]	2,152,998	[4]
PEO Actually Paid Compensation Amount				(293,699)			[1],[2]		[1],[2]	(293,699)	[1],[2]
David A. Ninivaggi [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				590,481
David A. Ninivaggi [Member] | Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				627,832
David A. Ninivaggi [Member] | Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				921,645
David A. Ninivaggi [Member] | All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,040
David A. Ninivaggi [Member] | Deduction of Grant Date Fair Value of Equity Compensation From Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(921,645)
David A. Ninivaggi [Member] | Deductions or Additions to Summary Compensation Table Total for Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			(1,525,052)
David A. Ninivaggi [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				340,441
David A. Ninivaggi [Member] | Deductions Additions for Change in Value of Prior Years Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,507,952)
David A. Ninivaggi [Member] | Additions of Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David A. Ninivaggi [Member] | Additions Deductions for Change in Value of Prior Years’ Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(357,541)
David A. Ninivaggi [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
David A. Ninivaggi [Member] | Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (1,525,052)
Non-PEO NEO [Member] | Average Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						136,875		454,022		441,346
Non-PEO NEO [Member] | Average Bonus and Non-Equity Incentive Plan Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										327,883
Non-PEO NEO [Member] | Average Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										1,533,966
Non-PEO NEO [Member] | Average All Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						621,121		192,897		18,774
Non-PEO NEO [Member] | Average Deductions of Grant Date Fair Value of Equity CompensationFfrom Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]									(1,553,966)
Non-PEO NEO [Member] | Average Additions to Summary Compensation Table Total for Equity Compensation Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]					20,876		(866,502)		435,079
Non-PEO NEO [Member] | Deductions Year End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(4,500)
Non-PEO NEO [Member] | Addition of Fair Value of Current Year Equity Awards at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										526,819
Non-PEO NEO [Member] | Deductions Additions for Average Change in Value of Prior Years’ Awards Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(865,931)		(233,759)
Non-PEO NEO [Member] | Additions of Average Fair Value as of the Vesting Date of Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount										213,107
Non-PEO NEO [Member] | Additions Deductions for Average Change in Value of Prior Years Awards That Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						25,376		(571)		(71,087)
Non-PEO NEO [Member] | Average Equity Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ 20,876		$ (866,502)		$ 435,079

[1]	The Non-PEO NEOs include: 2024 — Daniel Ninivaggi and Adam Kroll, 2023 — Mr. Ninivaggi, Mr. Kroll and Melissa Leonard, and 2022 — Mr. Kroll and Ms. Leonard.
[2]	The charts below detail the additions to and deductions from the Summary Compensation Table Totals to calculate the Compensation Actually Paid amounts.
[3]	The cumulative TSR is from March 14, 2024, the date the Company emerged from bankruptcy, and is calculated as the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[4]	Mr. Ninivaggi served as the Company’s PEO until July 2022, following which Mr. Hightower served as the Company’s PEO until March 2024, following which Mr. Gallagher served as the Company’s PEO for the remainder of 2024.
[5]	Represents the grant date fair value of equity-based awards granted each year.
[6]	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The deductions and additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.
[7]	Represents the average grant date fair value of equity-based awards granted each year.
[8]	Reflects the value of equity awards calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The additions for the equity component of compensation actually paid for each fiscal year is further detailed in the supplemental table below.